Financial Instruments	12 Months Ended
Dec. 31, 2015
Financial Instruments
Financial Instruments

15. Financial Instruments

Fair Value

The following table sets forth the financial instruments measured at fair value by level within the fair value hierarchy as of December 31, 2014 and 2015:

	Fair Value Measurements
	(in thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2014:
Bank time deposits*	$396,364	$—	$396,364	$—
Available-for-sale securities**	13,029	13,029	—	—

Total	$409,393	$13,029	$396,364	$—

As of December 31, 2015:
Bank time deposits*	$149,532	$—	$149,532	$—
Available-for-sale securities**	12,831	12,831	—	—

Total	$162,363	$12,831	$149,532	$—

*   Included in cash and cash equivalents and short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures bank time deposits, available-for-sale securities and investor option liability at fair value on a recurring basis.

The option liability, which enabled Alibaba to purchase additional ordinary shares and increase its ownership in Weibo up to 30% on a fully-diluted basis (see Note 3), was measured using significant unobservable inputs (Level 3) when determining its fair value as of December 31, 2013. The Group utilized the Binomial option pricing model to determine the fair value of the option liability. Estimates of the volatility for the option pricing model were based on the volatility of ordinary shares of a group of comparable, publicly-traded companies. Estimates of expected life were based on the estimated time to liquidation events, and in particular, estimates regarding the timing of a qualified IPO, the likelihood that the Company would undertake a liquidation event other than a qualified IPO, as well as assumptions regarding whether Alibaba would choose to sell off more than 25% of its shares in the Company and, if so, when. Accordingly, the weighted time period for the expiration of the option liability was estimated at 1.4 years. The risk-free interest rate was based on the U.S. Treasury yield for a term consistent with the estimated expected life. The key inputs used in option liability valuation as of December 31, 2013 were as follows:

As of December 31, 2013
Expected dividend yield	—
Risk-free interest rate	0.30%
Expected volatility	53%
Expected life (in years)	1.40
Fair value per ordinary share	$14.10

Determination of these unobservable inputs requires complex and subjective judgments due to the limited financial and operating history of the Company, unique business risks and limited public information on companies in China similar to the business of the Company. Changes in these inputs might result in a significantly higher or lower fair value measurement and materially impact the Company’s financial position and results of operations.

The option liability was initially recorded as an investor option liability valued at $50.6 million as of the Transaction Date. Immediately prior to the exercise of the option, the fair value of investor option liability was $76.5 million. For the years ended December 31, 2013 and 2014,  $21.1 million in income and $47.0 million in losses, respectively, was recognized as subsequent change in fair value when marked to market in the Group’s consolidated statements of income (loss) and comprehensive income (loss). The option was fully exercised by Alibaba upon the Group’s IPO in April 2014.

The following table sets forth the reconciliation of the fair value measurements using significant unobservable inputs (level 3) from January 1, 2013 to December 31, 2015:

Investor option liability
(In thousands)
Balance as of April 29, 2013 (Transaction Date)	(50,568)
Gain on fair value change of investor option liability	21,064
Balance as of December 31, 2013	(29,504)
Loss on fair value change of investor option liability	(46,972)
Option fully exercised	76,476
Balance as of December 31, 2014	—
Balance as of December 31, 2015	—

Non-recurring

The Group measures certain financial assets, including the investments under cost method and equity method on an other-than-temporary basis, intangible assets, goodwill and fixed assets are marked to fair value when an impairment charge is recognized.

The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators. No impairment related to available-for-sale was recorded for the years ended December 31, 2013, 2014 and 2015. Certain investments under cost method and equity method were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to a fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended. The investment related impairment losses of $2.5 million, $2.5 million and $8.0 million were recorded for the years ended December 31, 2013, 2014 and 2015, respectively. (see Note 5 for further information).

In accordance with the Group policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill of reporting units annually. The Group concluded that no write down was warranted for years ended December 31, 2013, 2014 and 2015.